CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME $ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 29, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares
Profit or loss [abstract]
Net sales (note 26)	$ 3,270,590	$ 3,195,911
Cost of sales (note 16(c))	2,266,911	2,315,857
Gross profit	1,003,679	880,054
Selling, general and administrative expenses (note 16(a))	390,769	330,391
Gains (losses) arising from sale and leaseback transactions	0	(25,010)
Net insurance gains (note 16(f))	0	(74,172)
Restructuring and acquisition-related (recoveries) costs (note 17)	(5,329)	45,762
Impairment reversal	0	(40,770)
Operating income	618,239	643,853
Financial expenses, net (note 14(c))	104,154	79,670
Earnings before income taxes	514,085	564,183
Income tax expense (note 18)	113,220	30,603
Net earnings	400,865	533,580
Other comprehensive (loss) income, net of related income taxes:
Cash flow hedges (note 14(d))	(13,677)	3,805
Actuarial (loss) gain on employee benefit obligations (note 12(a))	(817)	1,717
Other comprehensive income	(14,494)	5,522
Comprehensive income	$ 386,371	$ 539,102
Earnings per share (note 19):
Basic (in dollars per share) | $ / shares	$ 2.46	$ 3.03
Diluted (in dollars per share) | $ / shares	$ 2.46	$ 3.03